Note 10 - Employee Benefit Plan: Schedule of Stock Options Roll Forward (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Text Block [Abstract]
Options, Outstanding, Beginning Balance	6,950,000	2,500,000
Options, Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 0.26	$ 0.25
Options, Granted	6,400,000	5,050,000
Options, Granted, Weighted Average Exercise Price	$ 0.28	$ 0.30
Exercises of stock options, shares	(83,333)	0
Options, Exercised, Weighted Average Exercise Price	$ 0.32	$ 0
Options, Forfeited	(233,333)	(600,000)
Options, Forfeited, Weighted Average Exercise Price	$ 0.28	$ 0.35
Options, Outstanding, Ending Balance	13,033,334	6,950,000	2,500,000
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.28	$ 0.26	$ 0.25
Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 2 months 16 days	8 years 18 days	9 years 2 months 23 days
Options, Outstanding, Aggregate Intrinsic Value, Ending Balance	$ 2,646,723	$ 627,890	$ 15,075
Options, Fully Vested and Expected to Vest, Outstanding	5,031,671
Options, Fully Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.27
Options, Fully Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 1,047,477
Options, Exercisable	5,031,671
Options, Exercisable, Weighted Average Exercise Price	$ 0.27
Options, Exercisable, Aggregate Intrinsic Value	$ 1,047,477